Leases (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Operating lease cost	$ 311	$ 307
Measurement of operating lease liabilities	301	262
Short term lease cost	174	199
Short term lease payments	155	169
Other Liabilities [Member] | UNITED KINGDOM [Member]
Asset retirement obligation	165	136
Other Liabilities [Member] | SPAIN [Member]
Asset retirement obligation	$ 38	$ 29